Cover	Oct. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2026
Entity File Number	001-32288
Entity Registrant Name	NEPHROS, INC.
Entity Central Index Key	0001196298
Entity Tax Identification Number	13-3971809
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	380 Lackawanna Place
Entity Address, City or Town	South Orange
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07079
City Area Code	201
Local Phone Number	343-5202
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	NEPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false